CONTENT ASSETS	12 Months Ended
Dec. 31, 2020
CONTENT ASSETS
CONTENT ASSETS

11. CONTENT ASSETS

Content assets as of December 31, 2019 and 2020 consisted of the following:

	2019	2020	2020
	RUB	RUB	$
Licensed content, net	2,992	5,882	79.6
Produced content, net
Released, less amortization	101	844	11.4
Completed and not released	—	116	1.6
In production and in development	597	1,121	15.2
Total	3,690	7,963	107.8
Less current content assets, net	395	499	6.8
Non-current content assets, net	3,295	7,464	101.0

The following table represents the amortization of content assets:

	2018	2019	2020	2019
	RUB	RUB	RUB	$
Licensed content	180	1,045	2,625	35.5
Produced content	4	122	388	5.3
Total amortization of content assets	184	1,167	3,013	40.8

As of December 31, 2020, the portion of the costs of completed and not released films that the Company expects to amortize during the twelve months are RUB 35 ($0.5).

As of December 31, 2020, the estimated amortization expense of unamortized cost of content assets over the next three years is as follows:

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2021	3,541	146	3,687	49.9
2022	1,309	251	1,560	21.1
2023	626	300	926	12.5
Total	5,476	697	6,173	83.5